Share-based Compensation Expenses	12 Months Ended
Dec. 31, 2021
Share-based Compensation Expenses
Share-based Compensation Expenses

19. Share-based Compensation Expenses

The Company’s 2008 Incentive Compensation Plan (the “2008 Plan”) allows the plan administrator to grant share options and restricted shares to the Company’s employees, directors, and consultants, up to a maximum of 18,375,140 ordinary shares. In April 2014 the Company adopted the 2014 Share Incentive Plan (the “2014 Plan”). The maximum aggregate number of shares will be increased automatically if and whenever the ordinary shares reserved under the 2014 Plan account for less than 1% of the total then-issued and outstanding ordinary shares on an as-converted basis, as a result of which increase the ordinary shares reserved under the 2014 Plan immediately after each such increase shall equal 5% of the then-issued and outstanding ordinary shares on an as-converted basis, reaching a total of 41,964,263 Class A ordinary shares.

The share options and restricted shares granted under the 2008 plan initially have a contractual term of six years, and grants under the 2014 plan have a contractual term of ten years. The incentive awards under both 2008 plan and 2014 plan generally vest over a period of four years of continuous service, one fourth (1/4) of which vest upon the first anniversary of the stated vesting commencement date and the remaining vest ratably over the following 36 months. As of December 31, 2021, 13,976,607 options and 21,918 restricted shares were outstanding under the 2008 and 2014 plan.

The Group recognized share-based compensation expense of RMB61,736, RMB20,464 and RMB9,132 for the years ended December 31, 2019, 2020 and 2021, respectively, which was classified as follows:

	For the Years Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2(d))
Cost of revenue	4,006	1,044	390	61
Research and product development	12,057	4,349	724	114
Sales and marketing	3,321	1,099	644	101
General and administrative	42,352	13,972	7,374	1,157
Total	61,736	20,464	9,132	1,433

19. Share-based Compensation Expenses - continued

Share options

The following table summarizes the Company’s option activities:

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	share options	Price	Contractual Life	Value
		US$	In Years	US$’000

Outstanding at January 1, 2021	19,299,717	1.80	4.92	2,339
Granted	—	—	—	—
Exercised	(523,677)	0.10	—	1.63
Forfeited	(4,799,433)	1.93	—	1.44
Outstanding at December 31, 2021	13,976,607	1.81	3.74	825
Vested and expected to vest at December 31, 2021	13,905,090	1.81	3.72	825
Exercisable at December 31, 2021	13,547,013	1.82	3.65	825

In June 2019, the Company completed a one-time modification of share options, pursuant to which certain eligible employees were offered to replace certain unvested share options granted to them with cash awards. The price of cash awards were the same as the fair value of share options on grant date and still requires the same employees’ continuous employments with the Company for the remaining period and will be paid in installment. As a result, 2,342,913 options were replaced. The incremental compensation cost of this modification was immaterial. As of December 31, 2020, all of these cash awards were paid.

The total intrinsic value of options exercised for the years ended December 31, 2019, 2020 and 2021 was RMB6,857, RMB2,290 and RMB3,563 (US$559), respectively.

The weighted-average grant date fair value for options granted during the years ended December 31, 2019 was US$1.50, computed using the binomial option pricing model. No share options were granted for the years ended December 31, 2022 and 2021.

The total fair value of share options vested during the years ended December 31, 2019, 2020, and 2021 was RMB25,461, RMB25,038 and RMB11,000 (US$1,726), respectively.

19. Share-based Compensation Expenses - continued

The Company estimated the expected volatility at the date of grant date and each option valuation date based on the annualized standard deviation of the daily return embedded in historical share prices of comparable companies. Risk free interest rate was estimated based on the yield to maturity of US treasury bonds denominated in US$ at the option valuation date. The exercise multiple is estimated as the ratio of fair value of underlying shares over the exercise price as at the time the option is exercised, based on a consideration of research study regarding exercise pattern based on empirical studies on the actual exercise behavior of employees. The Company has never declared or paid any cash dividends on its capital stock, and the Company does not anticipate any dividend payments on its ordinary shares in the foreseeable future. Time to maturity is the contract life of the option, and estimated forfeiture rates are determined based on historical employee turnover rate.

The Company uses the binominal option pricing model to estimate the fair value of stock options. There was no option granted for the years ended December 31, 2020 and 2021. The assumptions used to value the Company’s option grants for the year ended December 31, 2019 were as follows:

2019

Expected volatility	48.05%
Risk-free interest rate	2.72%
Exercise multiple	2.2-2.8
Expected dividend yield	0%
Time to maturity (in years)	10
Expected forfeiture rate (post-vesting)	0%-20%
Fair value of the common share on the date of option grant	US$1.5 (RMB10.42)

As of December 31, 2021, there was RMB5,218 in total unrecognized compensation expense related to share options, which is expected to be recognized over a weighted-average period of 1.38 years.

Restricted shares

The total intrinsic value of restricted shares vested for the years ended December 31, 2019, 2020 and 2021 were RMB610, RMB161 and RMB247 (US$39), respectively.

The fair value of restricted shares with service conditions is based on the fair market value of the underlying ordinary shares on the date of grant.

The following table summarizes the Company’s restricted shares activity under the plans:

	Numbers of	Weighted average
	restricted shares	grant date fair value
Restricted shares as of January 1, 2021	74,406	2.23
Granted	—	—
Vested	(52,488)	2.23
Forfeited	—	—
Restricted shares as of December 31, 2021	21,918	2.23
Vested and expected to vest at December 31, 2021	21,918	2.23

As of December 31, 2021, there was RMB261 in total unrecognized compensation expense related to restricted shares, which is expected to be recognized over a weighted-average period of 0.35 years.